Key Management Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Key Management Transactions
Salaries and employee benefits	$ 1,947	$ 1,235
Directors' fees	452	341
Consulting fees	65	0
Share-based payments	$ 1,164	$ 1,549